SUPPLEMENT

December 31, 1996

to PROSPECTUS dated May 1, 1996 for

PRUCO LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL ACCOUNT





                                PRUSELECT(sm) II
                                  Variable Life
                               Insurance Contracts




The hypothetical illustrations on pages T1, T3, T5, and T7 are replaced by the following illustrations with the same page numbers. These new illustrations reflect changes in the cost of insurance rates that Pruco Life is currently charging.























CVUL-2SUP Ed. 12-96

                                                   ILLUSTRATIONS
                                                   -------------

                                   PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
                               FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
                             ASSUME PAYMENT OF $1,447.03 ANNUAL PREMIUMS FOR ALL YEARS
                                               USING CURRENT CHARGES


                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.15% Net)     (4.85% Net)    (10.85% Net)       (-1.15% Net)     (4.85% Net)    (10.85% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  1,505          $100,000        $100,000      $  100,000            $ 1,188        $  1,259      $    1,331
     2           $  3,070          $100,000        $100,000      $  100,000            $ 2,262        $  2,476      $    2,699
     3           $  4,698          $100,000        $100,000      $  100,000            $ 3,350        $  3,779      $    4,244
     4           $  6,391          $100,000        $100,000      $  100,000            $ 4,351        $  5,072      $    5,884
     5           $  8,151          $100,000        $100,000      $  100,000            $ 5,407        $  6,498      $    7,777
     6           $  9,982          $100,000        $100,000      $  100,000            $ 6,448        $  7,990      $    9,873
     7           $ 11,886          $100,000        $100,000      $  100,000            $ 7,474        $  9,553      $   12,195
     8           $ 13,867          $100,000        $100,000      $  100,000            $ 8,485        $ 11,190      $   14,769
     9           $ 15,926          $100,000        $100,000      $  100,000            $ 9,483        $ 12,905      $   17,623
    10           $ 18,068          $100,000        $100,000      $  100,000            $10,464        $ 14,699      $   20,783
    15           $ 30,134          $100,000        $100,000      $  109,645            $15,115        $ 24,999      $   42,528
    20           $ 44,813          $100,000        $100,000      $  173,325            $19,203        $ 37,841      $   78,358
    25           $ 62,673          $100,000        $105,126      $  267,068            $22,956        $ 54,844      $  139,329
30 (Age 65)      $ 84,403          $100,000        $128,498      $  405,300            $25,755        $ 76,415      $  241,022
    35           $110,840          $100,000        $155,049      $  614,294            $27,151        $103,517      $  410,125
    40           $143,005          $100,000        $185,686      $  932,890            $25,538        $136,833      $  687,450
    45           $182,138          $100,000(2)     $222,410      $1,427,761            $18,301(2)     $177,363      $1,138,583

(1) Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 50, unless an additional premium payment was made.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                       T1

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
            ASSUME PAYMENT OF $3,670.28 ANNUAL PREMIUMS FOR ALL YEARS
                              USING CURRENT CHARGES


                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.15% Net)     (4.85% Net)    (10.85% Net)       (-1.15% Net)     (4.85% Net)    (10.85% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  3,817          $100,000        $100,000        $100,000            $ 3,085        $  3,269        $  3,454
     2           $  7,787          $100,000        $100,000        $100,000            $ 5,865        $  6,418        $  6,994
     3           $ 11,915          $100,000        $100,000        $100,000            $ 8,664        $  9,776        $ 10,980
     4           $ 16,209          $100,000        $100,000        $100,000            $11,233        $ 13,102        $ 15,209
     5           $ 20,675          $100,000        $100,000        $100,000            $13,925        $ 16,759        $ 20,084
     6           $ 25,319          $100,000        $100,000        $100,000            $16,563        $ 20,578        $ 25,484
     7           $ 30,149          $100,000        $100,000        $100,000            $19,145        $ 24,569        $ 31,474
     8           $ 35,172          $100,000        $100,000        $100,000            $21,696        $ 28,767        $ 38,149
     9           $ 40,395          $100,000        $100,000        $100,000            $24,215        $ 33,185        $ 45,596
10 (Age 65)      $ 45,828          $100,000        $100,000        $100,000            $26,706        $ 37,842        $ 53,914
    15           $ 76,432          $100,000        $100,000        $166,613            $38,525        $ 65,161        $111,237
    20           $113,666          $100,000        $135,152        $277,789            $48,482        $ 99,594        $204,704
    25           $158,966          $100,000(2)     $179,215        $450,772            $56,242(2)     $142,917        $359,473

(1) Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 44, unless an additional premium payment was made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                       T3

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
            ASSUME PAYMENT OF $3,897 ANNUAL PREMIUMS FOR SEVEN YEARS
                              USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.15% Net)     (4.85% Net)    (10.85% Net)       (-1.15% Net)     (4.85% Net)    (10.85% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  4,053          $100,000        $100,000      $  100,000            $ 3,535        $  3,739      $    3,943
     2           $  8,268          $100,000        $100,000      $  100,000            $ 6,767        $  7,386      $    8,030
     3           $ 12,651          $100,000        $100,000      $  100,000            $10,037        $ 11,291      $   12,646
     4           $ 17,210          $100,000        $100,000      $  100,000            $13,081        $ 15,197      $   17,576
     5           $ 21,952          $100,000        $100,000      $  100,000            $16,275        $ 19,490      $   23,252
     6           $ 26,883          $100,000        $100,000      $  101,936            $19,433        $ 23,993      $   29,547
     7           $ 32,011          $100,000        $100,000      $  121,851            $22,555        $ 28,718      $   36,508
     8           $ 33,291          $100,000        $100,000      $  129,976            $22,098        $ 29,917      $   40,246
     9           $ 34,623          $100,000        $100,000      $  138,706            $21,643        $ 31,172      $   44,379
    10           $ 36,008          $100,000        $100,000      $  148,074            $21,187        $ 32,485      $   48,946
    15           $ 43,809          $100,000        $103,143      $  206,429            $18,872        $ 40,006      $   80,067
    20           $ 53,300          $100,000        $109,003      $  289,904            $16,328        $ 49,279      $  131,062
    25           $ 64,848          $100,000        $118,369      $  418,247            $13,565        $ 61,753      $  218,199
30 (Age 65)      $ 78,898          $100,000        $130,300      $  611,298            $ 9,726        $ 77,486      $  363,524
    35           $ 95,991          $100,000        $145,620      $  906,408            $ 3,995        $ 97,221      $  605,151
    40           $116,788          $      0(2)     $164,643      $1,358,744            $     0(2)     $121,326      $1,001,263
    45           $142,090          $      0        $188,696      $2,063,378            $     0        $150,478      $1,645,463

(1) Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 38, unless an additional premium payment was made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                       T5

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
            ASSUME PAYMENT OF $7,633 ANNUAL PREMIUMS FOR SEVEN YEARS
                              USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.15% Net)     (4.85% Net)    (10.85% Net)       (-1.15% Net)     (4.85% Net)    (10.85% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  7,938          $100,000        $100,000        $100,000            $ 6,890        $  7,290        $  7,689
     2           $ 16,194          $100,000        $100,000        $100,000            $13,184        $ 14,395        $ 15,656
     3           $ 24,780          $100,000        $100,000        $100,000            $19,552        $ 22,007        $ 24,663
     4           $ 33,710          $100,000        $100,000        $100,000            $25,483        $ 29,633        $ 34,304
     5           $ 42,997          $100,000        $100,000        $100,000            $31,719        $ 38,039        $ 45,441
     6           $ 52,655          $100,000        $100,000        $107,856            $37,896        $ 46,887        $ 57,825
     7           $ 62,699          $100,000        $102,058        $129,838            $44,021        $ 56,203        $ 71,502
     8           $ 65,207          $100,000        $103,693        $139,522            $43,125        $ 58,621        $ 78,877
     9           $ 67,815          $100,000        $105,450        $150,073            $42,220        $ 61,162        $ 87,043
10 (Age 65)      $ 70,528          $100,000        $107,340        $161,583            $41,305        $ 63,833        $ 96,089
    15           $ 85,808          $100,000        $118,546        $236,366            $36,232        $ 79,146        $157,806
    20           $104,399          $100,000        $132,638        $350,373            $28,769        $ 97,741        $258,191
    25           $127,017          $100,000(2)     $152,164        $532,468            $15,312(2)     $121,345        $424,623

(1) Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 29, unless an additional premium payment was made.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                       T7